Acquisition of a Subsidiary - Summary of Goodwill Arising on Acquisition (Detail) $ in Thousands	Aug. 03, 2020 HKD ($)
Disclosure Of Goodwill Arising On Acquisition [Abstract]
Consideration transferred	$ 90,923
Plus: non-controlling interests (49% in PolicyPal)	31,032
Less: net assets acquired	(63,280)
Goodwill arising on acquisition	$ 58,675